Revenue Recognition - Summary of Disaggregation of Revenue (Details) - Rigetti Holdings Inc [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 8,196,306	$ 5,542,598
Revenue recognized at a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue		243,000
Revenue recognized over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,196,306	5,299,598
Collaborative research and other professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,849,267	2,919,507
Access to quantum computing systems [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,347,039	2,380,091
Quantum computing components [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 243,000